Borrowings (Short Term Debt Table) (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Commercial paper	$ 600	$ 650
Short-term loans	590	480
Long-term debt - current maturities	5,271	4,601
Total	6,461	$ 5,731	[1]
Default provision on credit facility	$ 500
Debt Disclosure
Limit based on Net Tangible Assets	10.00%
Net interest expense ratio	2.2
Commercial paper
Debt Disclosure
Weighted-average interest rates for short-term loans (as a percent)	0.40%	0.10%
Short-term loans
Debt Disclosure
Weighted-average interest rates for short-term loans (as a percent)	5.20%	4.00%

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.